SEGMENT INFORMATION (Schedule of Revenue by Customers Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	[1]	$ 97,035	$ 99,140	$ 99,611
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		57,559	59,539	61,613
Asia / Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		29,466	27,131	25,501
Europe (including Ireland) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	[2]	$ 10,010	$ 12,470	$ 12,497

[1]	Disaggregation of revenue from contracts with customers
[2]	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.